Derivative financial instruments and debt excluding lease liabilities	6 Months Ended
Jun. 30, 2019
Disclosure Of Derivative Financial Instruments [Abstract]
Derivative financial instruments and debt excluding lease liabilities

6.Derivative financial instruments and debt excluding lease liabilities

As disclosed in the Consolidated Financial Statements for the year ended December 31, 2018, presented in the Annual Report and Form 20-F for that year, Shell is exposed to the risks of changes in fair value of its financial assets and liabilities. The fair values of the financial assets and liabilities are defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Methods and assumptions used to estimate the fair values at June 30, 2019 are consistent with those used in the year ended December 31, 2018, though the carrying amounts of derivative financial instruments measured using predominantly unobservable inputs have changed since that date.

The table below provides the comparison of the fair value with the carrying amount of debt excluding lease liabilities, disclosed in accordance with IFRS 7 Financial Instruments: Disclosures.

DEBT EXCLUDING LEASE LIABILITIES

$ million	Jun 30, 2019	Dec 31, 2018
Carrying amount	61,888	62,798
Fair value[1]	66,483	64,708
1.	Mainly determined from the prices quoted for these securities.